CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating activities:
Net loss	¥ (22,515)	$ (3,219)	¥ (20,776)	¥ (353,433)
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	10,047	1,437	20,149	226,691
Depreciation and amortization	11,840	1,693	16,967	21,780
Loss on disposal of property and equipment	39	6	31	992
Inventory write-down	1,807	258	3,887	19,910
Credit loss	3,181	455	519	1,950
Investment (income) loss, net	(710)	(102)	170	(4,025)
Noncash lease expense	38,701	5,534	48,497	62,610
Exchange loss (gain)			910	610
Exchange loss (gain)	(480)	(69)
Changes in operating assets and liabilities:
Accounts receivable	150,520	21,524	123,203	(49,898)
Notes receivable	20,210	2,890	(1,230)	(34,266)
Inventories	387,131	55,359	28,107	59,594
Prepayments and other current assets	54,428	7,783	(26,214)	57,165
Other non-current assets	5,396	772	(1,372)	7,038
Accounts payable	(439,057)	(62,784)	132,734	(176,735)
Accrued expenses and other current liabilities	(96,604)	(13,815)	(32,199)	(229,975)
Operating lease liabilities	1,988	284	(34,082)	(62,497)
Other non-current liabilities	(6,780)	(970)	3,715	5,245
Net cash (used in) provided by operating activities	119,142	17,036	263,016	(447,244)
Investing activities:
Purchases of property and equipment	(4,451)	(636)	(15,199)	(9,822)
Purchases of intangible assets				(3)
Proceeds from sale of long-term investments			900
Purchase of short-term investments	(749,999)	(107,248)	(460,000)	(914,326)
Proceeds from sale or maturity of short-term investments	700,645	100,191	511,217	1,074,246
Proceeds from disposal of property and equipment	82	12	458	1,648
Net cash provided by (used in) investing activities	(53,723)	(7,681)	37,376	151,743
Financing activities:
Net proceeds from issuance of ordinary shares upon the exercise of stock options	745	107	14	223
Contribution from redeemable non-controlling interest holders			1,225
Payment for share repurchase from non-controlling interest holders	(1,864)	(267)	(13,521)
Repayment of redemption rights from redeemable non-controlling interest holders	(3,151)	(451)	(87,502)
Proceeds from short-term bank borrowings	287,631	41,131	438,864	919,635
Repayment of short-term bank borrowings	(260,981)	(37,320)	(615,958)	(750,127)
Proceeds from other financing activities	53,463	7,645	710,954	1,451,352
Repayment for other financing activities	(97,037)	(13,876)	(840,312)	(1,415,105)
Net cash provided by (used in) financing activities	(21,194)	(3,031)	(406,236)	205,978
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	(1,253)	(179)	628	(3,720)
Net (decrease) increase in cash and cash equivalents, and restricted cash	42,972	6,145	(105,216)	(93,243)
Cash and cash equivalents, and restricted cash at the beginning of the year	518,332	74,120	623,548	716,791
Cash and cash equivalents, and restricted cash at the end of the year	561,304	80,265	518,332	623,548
Supplemental disclosure of cash flow information:
Interest paid	2,417	346	6,157	10,423
Income tax paid	13	2	96	251
Supplemental disclosures of non-cash investing and financing activities:
Change in fair value of available-for-sale investments	677	97	1,074	4,343
Purchases of property and equipment included in payables	825	118
Adjustment attributable to redeemable non-controlling interest	(49,077)	$ (7,018)	(54,357)	(86,941)
Reconciliation of cash, cash equivalents, and restricted cash
Cash and cash equivalents	510,967		462,289	603,523
Restricted cash	50,337		56,043	20,025
Cash and cash equivalents, and restricted cash	¥ 561,304		¥ 518,332	¥ 623,548